Label	Element	Value
Angel Oak Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Angel Oak Income ETF (the “Fund”) is current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2025, the portfolio turnover rate for the Fund was 77% of the average value of its portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The fee waiver and expense reimbursement discussed in the table above is reflected only for the first year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), collateralized bond obligations (“CBOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as unsecured consumer loans, credit card receivables, student loans, automobile loans, loans financing solar energy systems, and residential and commercial real estate, and other debt securitizations (collectively, “Structured Products”); mortgage loans, secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; equity securities of banks, real estate investment trusts (“REITs”), or other issuers; and U.S. Treasury and U.S. government agency securities.
The Fund may invest up to: (i) 80% of its net assets in non-agency RMBS, (ii) 50% of its net assets in ABS, and (iii) 50% of its net assets in corporate debt. The Fund will invest at least 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively.
The Fund may invest up to 25% of its net assets in CLOs and CDOs, which are backed by a pool of loans or a pool of debt, respectively. CLOs and CDOs are similar to CMOs, but differ as to the type of underlying loan or debt.
The Fund may invest in the securities of other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, ETFs or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS (collectively, “MBS”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in MBS (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in MBS is fundamental and may not be changed without shareholder approval.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund’s investments in RMBS and ABS will span a broad segment of consumer creditworthiness segments, which will include exposure to prime, near-prime, and subprime consumers.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will be rated BB+ or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in fewer issuers than diversified funds.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material impact on certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to: (i) 80% of its net assets in non-agency RMBS, (ii) 50% of its net assets in ABS, and (iii) 50% of its net assets in corporate debt. The Fund will invest at least 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency CMBS, collectively. The Fund may invest up to 25% of its net assets in CLOs and CDOs, which are backed by a pool of loans or a pool of debt, respectively. CLOs and CDOs are similar to CMOs, but differ as to the type of underlying loan or debt. The Fund may invest in the securities of other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, ETFs or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund. The Fund will concentrate its investments in agency and non-agency RMBS and CMBS (collectively, “MBS”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in MBS (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in MBS is fundamental and may not be changed without shareholder approval. The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars. The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for years ended December 31st)
Annual Return 2023	rr_AnnualReturn2023	9.05%
Annual Return 2024	rr_AnnualReturn2024	7.25%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2025 was 2.23%. During the periods shown in the chart, the highest quarterly return was 4.33% (for the quarter ended September 30, 2024) and the lowest quarterly return was -0.76% (for the quarter ended December 31, 2024).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.76%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak Income ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Angel Oak Income ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Angel Oak Income ETF | Fixed-Income Instruments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
Angel Oak Income ETF | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, tariffs and other trade barriers, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak Income ETF | Credit Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
Angel Oak Income ETF | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Angel Oak Income ETF | Prepayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
Angel Oak Income ETF | Structured Products Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, CBOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid securities. An active dealer market may exist for Structured Products that qualify for Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the Structured Product’s manager may perform poorly. The senior and junior tranches of Structured Products may have floating or variable interest rates and are subject to the risks associated with securities tied to floating or variable interest rates. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates.
Angel Oak Income ETF | Borrowing Risks And Leverage Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund.
Angel Oak Income ETF | Extension Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Angel Oak Income ETF | Concentration In Certain Mortgage-Backed Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Concentration in Certain Mortgage-Backed Securities Risk. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in lending standards, interest rates and lending rates, and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
Angel Oak Income ETF | U.S. Government Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
Angel Oak Income ETF | Mortgage-Backed And Asset-Backed Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Mortgage-backed and other asset-backed securities are also susceptible to changes in lending standards and lending rates. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
Angel Oak Income ETF | Unrated Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
Angel Oak Income ETF | Residential Loans And Mortgages Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. These risks are greater for subprime residential and mortgage loans. Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.
Angel Oak Income ETF | REIT Risk Member
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Risk [Text Block]	rr_RiskTextBlock	REIT Risk. A REIT is a company that owns or finances income-producing real estate. Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters. The value of a REIT may also be affected by the management or development of underlying properties, which may also be subject to mortgage loans, and the underlying mortgage loans may be subject to the risk of default.
Angel Oak Income ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and may invest in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
◦Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
◦Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Angel Oak Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Angel Oak Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Angel Oak Income ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
Angel Oak Income ETF | ETF Risks, Cash Transactions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak Income ETF | Foreign Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
Angel Oak Income ETF | Bank Subordinated Debt Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital. Subordinated debt, senior debt and preferred securities of banks and diversified financials companies are subject to the risks generally associated with the financials sector. See “Financials Sector Risk.”
Angel Oak Income ETF | Financials Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Financials Sector Risk. The Fund may invest in companies in the financials sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and fallout from the housing and sub-prime mortgage crisis that began in 2007. This sector has experienced significant losses in the past, and the impact of more stringent capital requirements and of past or future regulation on any individual financial company or on the sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Angel Oak Income ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Angel Oak Income ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. In an extreme case, a shareholder’s ability to transact in Fund shares may be affected.
Angel Oak Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Angel Oak Income ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Angel Oak Income ETF | Floating Or Variable Rate Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates.
Some floating or variable rate obligations or investments of the Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”) and a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades.

Angel Oak Income ETF | Liquidity And Valuation Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
Angel Oak Income ETF | Other Investment Companies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

Angel Oak Income ETF | Rating Agencies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of Structured Products may not adequately reflect the credit risk of those assets due to their structure.
Angel Oak Income ETF | Reverse Repurchase Agreement Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Angel Oak Income ETF | Large Shareholder Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. As a result, the Fund is subject to the risk that shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Shares.
Angel Oak Income ETF | Illiquid Investments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
Angel Oak Income ETF | Regulatory And Legal Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Angel Oak Income ETF | Community Bank Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Community Bank Risks. The Fund’s investments in community banks may make the Fund more economically vulnerable in the event of a downturn in the banking industry, including economic downturns impacting a particular region. Community banks may also be subject to greater lending risks than larger banks, including the risks associated with mortgage loans, and may have fewer resources to devote towards employing and retaining strong management employees and implementing a thorough compliance program. Additionally, community banks are subject to substantial regulations that could adversely affect their ability to operate and the value of the Fund investments, including from future banking regulations.
Angel Oak Income ETF | High-Yield Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
Angel Oak Income ETF | Derivatives Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risks. The Fund’s derivatives and other similar instruments (collectively referred to in this section as “derivatives” or “derivative instruments”) have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. The use of derivatives is also subject to operational risk, which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk, which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk, which refers to the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak Income ETF | Derivatives Risks, Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Angel Oak Income ETF | Derivatives Risks, Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Angel Oak Income ETF | Derivatives Risks, Swaps Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak Income ETF | Risks Relating To Fund’s RIC Status Member
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Risk [Text Block]	rr_RiskTextBlock	Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a regulated investment company (“RIC”) and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Angel Oak Income ETF | Uncertain Tax Treatment Member
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Risk [Text Block]	rr_RiskTextBlock	Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
Angel Oak Income ETF | Equity Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak Income ETF | Repurchase Agreement Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Angel Oak Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2022
Angel Oak Income ETF | Angel Oak Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CARY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.99%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.99%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.79%
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	295
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	528
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,195
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	295
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	528
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,195
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.25%
Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 07, 2022
Angel Oak Income ETF | Angel Oak Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.38%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%	[3]
Angel Oak Income ETF | Angel Oak Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.25%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[3]
Angel Oak UltraShort Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak UltraShort Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak UltraShort Income ETF (the “Fund”) seeks to provide current income while seeking to minimize price volatility and maintain liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2025, the portfolio turnover rate for the Fund was 91% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	91.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. The fee waiver and expense reimbursement discussed in the table above is reflected only for the first year.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its investment objective, the Fund will, under normal circumstances, invest in securities which cause the Fund to have a dollar-weighted average maturity of less than two years and a dollar-weighted average duration of less than one year.
The Fund invests primarily in agency and non-agency residential mortgage-backed securities (“RMBS”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), and other debt securitizations (collectively, “Structured Products”); corporate debt and other debt securities; and U.S. Treasury and U.S. government agency securities.
The Fund may invest up to: (i) 50% of its net assets in non-agency RMBS, and (ii) 50% of its net assets in corporate debt. The Fund will invest at least: (i) 15% of its net assets in ABS, and (ii) 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency commercial mortgage-backed securities (“CMBS”), collectively.
The Fund may invest up to 25% of its net assets in CLOs.
The Fund may invest in other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS (collectively, “MBS”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in MBS (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in MBS is fundamental and may not be changed without shareholder approval.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund is not a money market fund and does not seek to maintain a stable net asset value (“NAV”).
The Fund may engage in active and frequent trading of its portfolio securities.
The Fund may invest, without limitation, in securities of any maturity and duration, but, under normal circumstances, the Fund will have a dollar-weighted average maturity of less than two years and a dollar-weighted average duration of less than one year. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features and prepayment exposure into one measure, with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund’s investments in RMBS and ABS will span a broad segment of consumer creditworthiness segments, which will include exposure to prime, near-prime, and subprime consumers.
The Fund may invest in high-yield securities and securities that are not rated by any rating agencies. These “high-yield” securities (also known as “junk bonds”) will be rated BB+ or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a bond is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. Although the Fund will not acquire investments of issuers that are in default at the time of investment, the Fund may hold such securities if an investment subsequently defaults.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing, and various types of derivative instruments, including structured products, swaps, futures contracts, and options, although the Adviser expects that not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Fund may borrow up to one-third of its total assets. The Fund may also invest in reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently available in the marketplace. Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser may consider maturity, yield, and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser will also seek to invest in securities that have relatively low volatility. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material impact on certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in fewer issuers than diversified funds.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to: (i) 50% of its net assets in non-agency RMBS, and (ii) 50% of its net assets in corporate debt. The Fund will invest at least: (i) 15% of its net assets in ABS, and (ii) 10% of its net assets in U.S. Treasury securities, agency RMBS, and agency commercial mortgage-backed securities (“CMBS”), collectively. The Fund may invest up to 25% of its net assets in CLOs. The Fund may invest in other investment companies, including closed-end investment companies and open-end investment companies, which may operate as traditional mutual funds, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund. The Fund will concentrate its investments in agency and non-agency RMBS and CMBS (collectively, “MBS”). This means that, under normal circumstances, the Fund will invest more than 25% of its total assets in MBS (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in MBS is fundamental and may not be changed without shareholder approval. The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars. The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar year ended December 31. The table illustrates how the Fund’s average annual total returns compare over time to those of three indexes. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg Short Term Government/Corporate Index and the Bloomberg US Treasury Bills Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg Short Term Government/Corporate Index and the Bloomberg US Treasury Bills Index are the fund’s additional indexes and are more representative of the fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (for years ended December 31st)
Annual Return 2023	rr_AnnualReturn2023	6.94%
Annual Return 2024	rr_AnnualReturn2024	6.60%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2025 was 1.34%. During the periods shown in the chart, the highest quarterly return was 2.04% (for the quarter ended December 31, 2023) and the lowest quarterly return was 1.07% (for the quarter ended June 30, 2023).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	1.07%
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak UltraShort Income ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak UltraShort Income ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Angel Oak UltraShort Income ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Angel Oak UltraShort Income ETF | Fixed-Income Instruments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
Angel Oak UltraShort Income ETF | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	•General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, tariffs and other trade barriers, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak UltraShort Income ETF | Credit Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
Angel Oak UltraShort Income ETF | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Angel Oak UltraShort Income ETF | Prepayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
Angel Oak UltraShort Income ETF | Structured Products Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid securities. An active dealer market may exist for Structured Products that qualify for Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the Structured Product’s manager may perform poorly. The senior and junior tranches of Structured Products may have floating or variable interest rates and are subject to the risks associated with securities tied to floating or variable interest rates. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates.
Angel Oak UltraShort Income ETF | Borrowing Risks And Leverage Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund.
Angel Oak UltraShort Income ETF | Extension Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Angel Oak UltraShort Income ETF | Concentration In Certain Mortgage-Backed Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Concentration in Certain Mortgage-Backed Securities Risk. The risks of concentrating in residential mortgage-backed securities (agency and non-agency) and commercial mortgage-backed securities include susceptibility to changes in lending standards, interest rates and lending rates, and the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
Angel Oak UltraShort Income ETF | U.S. Government Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
Angel Oak UltraShort Income ETF | Mortgage-Backed And Asset-Backed Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Mortgage-backed and other asset-backed securities are also susceptible to changes in lending standards and lending rates. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans may be subject to a higher degree of credit risk and valuation risk. Additionally, such securities may be subject to a higher degree of liquidity risk, because the liquidity of such investments may vary dramatically over time. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
Angel Oak UltraShort Income ETF | Unrated Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
Angel Oak UltraShort Income ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and may invest in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
◦Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
◦Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak UltraShort Income ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Angel Oak UltraShort Income ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Angel Oak UltraShort Income ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Angel Oak UltraShort Income ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
Angel Oak UltraShort Income ETF | ETF Risks, Cash Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak UltraShort Income ETF | Foreign Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
Angel Oak UltraShort Income ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Angel Oak UltraShort Income ETF | Cybersecurity Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, or the Fund’s other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. In an extreme case, a shareholder’s ability to transact in Fund shares may be affected.
Angel Oak UltraShort Income ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Angel Oak UltraShort Income ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Angel Oak UltraShort Income ETF | Floating Or Variable Rate Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates.
Some floating or variable rate obligations or investments of the Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”) and a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades.

Angel Oak UltraShort Income ETF | Liquidity And Valuation Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
Angel Oak UltraShort Income ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. Frequent trading increases the Fund’s portfolio turnover rate and may increase transaction costs, such as brokerage commissions, dealer mark-ups and may result in higher taxes when Fund shares are held in a taxable account. Increased transaction costs could detract from the Fund’s performance.
Angel Oak UltraShort Income ETF | Other Investment Companies Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in mutual funds, ETFs, and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons. The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.
Angel Oak UltraShort Income ETF | Rating Agencies Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of Structured Products may not adequately reflect the credit risk of those assets due to their structure.
Angel Oak UltraShort Income ETF | Reverse Repurchase Agreement Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Angel Oak UltraShort Income ETF | Large Shareholder Transactions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. As a result, the Fund is subject to the risk that shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Shares.
Angel Oak UltraShort Income ETF | Illiquid Investments Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
Angel Oak UltraShort Income ETF | NAV Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	NAV Risk. The Fund is not a money market fund, does not attempt to maintain a stable NAV, and is not subject to the rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal conditions, the Fund’s investment may be more susceptible than a money market fund to interest rate risk, valuation risk, credit risk, and other risks relevant to the Fund’s investments. The Fund’s NAV per share will fluctuate.
Angel Oak UltraShort Income ETF | Regulatory And Legal Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Angel Oak UltraShort Income ETF | High-Yield Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
Angel Oak UltraShort Income ETF | Derivatives Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
•Derivatives Risks. The Fund’s derivatives and other similar instruments (collectively referred to in this section as “derivatives” or “derivative instruments”) have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. The use of derivatives is also subject to operational risk, which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk, which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk, which refers to the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak UltraShort Income ETF | Derivatives Risks, Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Angel Oak UltraShort Income ETF | Derivatives Risks, Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Angel Oak UltraShort Income ETF | Derivatives Risks, Swaps Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak UltraShort Income ETF | Risks Relating To Fund’s RIC Status Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a regulated investment company (“RIC”) and its shareholders under the Internal Revenue Code of 1986, as amended, the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Angel Oak UltraShort Income ETF | Uncertain Tax Treatment Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, original issue discount (“OID”) or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
Angel Oak UltraShort Income ETF | Repurchase Agreement Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Angel Oak UltraShort Income ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2022
Angel Oak UltraShort Income ETF | Bloomberg Short Term Government/Corporate Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Short-Term Government/Corporate Index(reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	5.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2022
Angel Oak UltraShort Income ETF | Bloomberg U.S. Treasury Bills Index (reflects no deduction for fees, expenses and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Treasury Bills Index(reflects no deduction for fees, expenses and taxes)
1 Year	rr_AverageAnnualReturnYear01	5.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2022
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	UYLD
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.55%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.34%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	35
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	155
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	286
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 669
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 24, 2022
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[6]
1 Year	rr_AverageAnnualReturnYear01	4.23%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.31%	[6]
Angel Oak UltraShort Income ETF | Angel Oak UltraShort Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[6]
1 Year	rr_AverageAnnualReturnYear01	3.87%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%	[6]
Angel Oak High Yield Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak High Yield Opportunities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Angel Oak High Yield Opportunities ETF (the “Fund”) is to earn a high level of current income with a secondary objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year ended January 31, 2025, the portfolio turnover rate for the Angel Oak High Yield Opportunities Fund (the “Predecessor High Yield Fund”) was 37% of the average value of its portfolio.	[5]
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.	[5]
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuing its investment objective, the Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities rated below investment grade (measured at the time of purchase). These securities may include domestic and foreign corporate debt securities, including bank-issued subordinated debt, fixed and floating rate bonds, and zero coupon bonds; and various forms of debt securitizations, including agency and non-agency residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); collateralized loan obligations (“CLOs”), collateralized debt obligations (“CDOs”), collateralized mortgage obligations (“CMOs”), asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (“Structured Products”); and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, securities rated below investment grade. The Fund may purchase corporate securities issued by companies of any size – small cap, medium cap or large cap.
The Fund may invest, without limitation, in securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. These high-yield securities will be rated BB+ or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. If a security is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment. The Fund intends to focus primarily on securities with credit ratings (or equivalent quality) between the range of BB+ and B- of the high-yield market. However, the Fund may invest in or continue to hold securities that have credit ratings lower than B, are bankrupt, or are in default.
The Fund will, under normal circumstances, invest at least 5% of its net assets, plus the amount of any borrowings for investment purposes, in Structured Products.
The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities.
The Fund may invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”) that invest in equity securities or that track an index of equity securities.
The Fund may invest, without limitation, in the securities of other investment companies, including closed-end investment companies, ETFs or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund may invest up to 25% of its assets in foreign debt securities, including corporate fixed income securities registered and sold in the United States by foreign issuers (commonly known as “Yankee” bonds).
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest, without limitation, in securities of any maturity and duration, but, under normal circumstances, the Fund will have a dollar-weighted average maturity between two and fifteen years. The average maturity may be less than two years if the Adviser believes a temporary defensive posture is appropriate. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates that incorporates a security’s yield, coupon, final maturity and call and put features and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
In pursuing its investment objectives or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace. Within the Structured Products allocation, the Adviser analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. Within the corporate credit allocation, investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. Across all allocations, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. From time to time, the Fund may allocate its assets so as to focus on particular types of securities. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material impact on certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will, under normal circumstances, invest at least 5% of its net assets, plus the amount of any borrowings for investment purposes, in Structured Products. The Fund may also invest up to 20% of its assets in investment grade securities, including U.S. Treasury and U.S. government agency securities. The Fund may invest up to 15% of its net assets in equity securities such as common stock, preferred stock, warrants, rights and exchange-traded funds (“ETFs”) that invest in equity securities or that track an index of equity securities. The Fund may invest, without limitation, in the securities of other investment companies, including closed-end investment companies, ETFs or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund. The Fund may invest up to 25% of its assets in foreign debt securities, including corporate fixed income securities registered and sold in the United States by foreign issuers (commonly known as “Yankee” bonds). The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of two indexes. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg US Corporate High Yield Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Past performance may have been different if the Fund’s current fee structure had been in place during the periods. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor High Yield Fund as a result of the reorganization of the Predecessor High Yield Fund into the Fund on February 16, 2024. The Predecessor High Yield Fund, in turn, is the successor to the investment performance of the Rainier High Yield Fund as a result of the reorganization of the Rainier High Yield Fund into the Predecessor High Yield Fund on April 15, 2016. Accordingly, the performance information shown below for periods prior to April 15, 2016 is that of the Rainier High Yield Fund’s Institutional Shares, and the performance information following such date until February 16, 2024 is that of the Predecessor High Yield Fund’s Institutional Shares.
On December 31, 2022, changes were made to the Predecessor High Yield Fund’s investment strategies. As a result, the Predecessor High Yield Fund’s performance during periods prior to this date may have differed had the Predecessor High Yield Fund’s investment policies and strategies in effect prior to the reorganization been in place at those times. Additionally, the Predecessor High Yield Fund’s performance may have differed had it been structured as an ETF. The Fund has the same investment objectives, policies and strategies as the Predecessor High Yield Fund has had since December 31, 2022.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg US Corporate High Yield Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns(for years ended December 31st)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The calendar year-to-date total return as of March 31, 2025 was 1.01%. During the periods shown in the chart, the highest quarterly return was 11.57% (for the quarter ended June 30, 2020) and the lowest quarterly return was -15.13% (for the quarter ended March 31, 2020).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.13%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak High Yield Opportunities ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	fter-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak High Yield Opportunities ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Angel Oak High Yield Opportunities ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Angel Oak High Yield Opportunities ETF | Fixed-Income Instruments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
Angel Oak High Yield Opportunities ETF | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, tariffs and other trade barriers, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak High Yield Opportunities ETF | Credit Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
Angel Oak High Yield Opportunities ETF | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Angel Oak High Yield Opportunities ETF | Prepayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
Angel Oak High Yield Opportunities ETF | Structured Products Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates and are subject to the risks associated with securities tied to floating or variable interest rates. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates.
Angel Oak High Yield Opportunities ETF | Borrowing Risks And Leverage Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s net asset value (“NAV”) and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.
Angel Oak High Yield Opportunities ETF | Extension Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Angel Oak High Yield Opportunities ETF | Preferred Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return and are subject to many of the risks associated with debt securities (e.g., interest rate risk, call risk and extension risk). In addition, preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. Because many preferred securities allow the issuer to convert their preferred stock into common stock, preferred securities are often sensitive to declining common stock values. A company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.
Angel Oak High Yield Opportunities ETF | U.S. Government Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
Angel Oak High Yield Opportunities ETF | Mortgage-Backed And Asset-Backed Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Mortgage-backed and other asset-backed securities are also susceptible to changes in lending standards and lending rates.
Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.
Angel Oak High Yield Opportunities ETF | Unrated Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that Angel Oak may not accurately evaluate the security’s comparative credit rating.
Angel Oak High Yield Opportunities ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and may invest in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
◦Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
◦Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak High Yield Opportunities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Angel Oak High Yield Opportunities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Angel Oak High Yield Opportunities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Angel Oak High Yield Opportunities ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
Angel Oak High Yield Opportunities ETF | ETF Risks, Cash Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak High Yield Opportunities ETF | Foreign Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
Angel Oak High Yield Opportunities ETF | Bank Subordinated Debt Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.
Angel Oak High Yield Opportunities ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Angel Oak High Yield Opportunities ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Angel Oak High Yield Opportunities ETF | Floating Or Variable Rate Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates.
Some floating or variable rate obligations or investments of the Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”) and a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades.

Angel Oak High Yield Opportunities ETF | Liquidity And Valuation Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
Angel Oak High Yield Opportunities ETF | Other Investment Companies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

Angel Oak High Yield Opportunities ETF | Rating Agencies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of Structured Products may not adequately reflect the credit risk of those assets due to their structure.
Angel Oak High Yield Opportunities ETF | Reverse Repurchase Agreement Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Angel Oak High Yield Opportunities ETF | Large Shareholder Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies (including those that are part of the same group of investment companies as the Fund), large retirement plans and other large investors. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Shares.
Angel Oak High Yield Opportunities ETF | Illiquid Investments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
Angel Oak High Yield Opportunities ETF | Regulatory And Legal Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Angel Oak High Yield Opportunities ETF | High-Yield Securities Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risks. High-yield securities (also known as “junk bonds”) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
Angel Oak High Yield Opportunities ETF | Derivatives Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risks. The Fund’s derivatives and other similar instruments (collectively referred to in this section as “derivatives” or “derivative instruments”) have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk which refers to the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak High Yield Opportunities ETF | Derivatives Risks, Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Angel Oak High Yield Opportunities ETF | Derivatives Risks, Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Angel Oak High Yield Opportunities ETF | Derivatives Risks, Swaps Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak High Yield Opportunities ETF | RIC-Related Risks Of Investments Generating Non-Cash Taxable Income Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations, such as zero coupon bonds, that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

Angel Oak High Yield Opportunities ETF | Risks Relating To Fund’s RIC Status Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Angel Oak High Yield Opportunities ETF | Uncertain Tax Treatment Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
Angel Oak High Yield Opportunities ETF | Equity Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Equity Market Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity market may experience declines, and companies whose equity securities are in the Fund’s portfolio may not increase their earnings at the rate anticipated. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak High Yield Opportunities ETF | Repurchase Agreement Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Angel Oak High Yield Opportunities ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	1.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Angel Oak High Yield Opportunities ETF | Bloomberg U.S. High Yield Corporate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	8.19%
5 Years	rr_AverageAnnualReturnYear05	4.21%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Since Inception	rr_AverageAnnualReturnSinceInception	8.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AOHY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.56%	[8]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	57
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	179
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	313
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 701
Annual Return 2015	rr_AnnualReturn2015	(1.17%)
Annual Return 2016	rr_AnnualReturn2016	16.31%
Annual Return 2017	rr_AnnualReturn2017	7.78%
Annual Return 2018	rr_AnnualReturn2018	(2.40%)
Annual Return 2019	rr_AnnualReturn2019	14.00%
Annual Return 2020	rr_AnnualReturn2020	5.08%
Annual Return 2021	rr_AnnualReturn2021	6.04%
Annual Return 2022	rr_AnnualReturn2022	(7.57%)
Annual Return 2023	rr_AnnualReturn2023	12.54%
Annual Return 2024	rr_AnnualReturn2024	8.32%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.32%
5 Years	rr_AverageAnnualReturnYear05	4.66%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Since Inception	rr_AverageAnnualReturnSinceInception	7.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2009
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[9]
1 Year	rr_AverageAnnualReturnYear01	5.45%	[9]
5 Years	rr_AverageAnnualReturnYear05	2.14%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%	[9]
Angel Oak High Yield Opportunities ETF | Angel Oak High Yield Opportunities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[9]
1 Year	rr_AverageAnnualReturnYear01	4.87%	[9]
5 Years	rr_AverageAnnualReturnYear05	2.44%	[9]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[9]
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%	[9]
Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Angel Oak Mortgage-Backed Securities ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Angel Oak Mortgage-Backed Securities ETF (the “Fund”) seeks total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. For the most recent fiscal year ended January 31, 2025, the portfolio turnover rate for the Angel Oak Total Return Bond Fund (the “Predecessor Total Return Fund”) was 113% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). The example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in mortgage-backed securities (“MBS”). For purposes of this 80% investment policy, the Adviser will select the Fund’s investments in mortgage-backed securities within a range of instruments across various asset classes, including: agency and non-agency residential mortgage-backed securities (“RMBS”), agency and non-agency commercial mortgage-backed securities (“CMBS”), collateralized debt obligations (“CDOs”) that include a significant majority of residential or commercial mortgages; and collateralized mortgage obligations (“CMOs”).
The Fund may invest up to 20% of its net assets in a variety of asset classes, including: asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively with CDOs and CMOs, “Structured Products”); secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; municipal securities; U.S. Treasury and U.S. government agency securities; and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, bonds.
The Fund may invest in the securities of other investment companies, including closed-end investment companies, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund.
The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”), which are credit instruments that are backed by real estate and, consequently, subject to some of the same risks as those associated with the real estate industry. This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval.
The Fund is classified as a non-diversified portfolio under the Investment Company Act of 1940, as amended (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund.
The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars.
The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
The Fund may invest in securities of any maturity and duration. Under normal market conditions, the Fund’s target portfolio duration is two to eight years, and the target weighted average maturity of the Fund’s portfolio is two to fifteen years. Maturity refers to the length of time until a debt security’s principal is repaid with interest. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. Duration incorporates a security’s yield, coupon, final maturity, call and put features, and prepayment exposure into one measure with a higher duration indicating greater sensitivity to interest rates. For example, if a portfolio has a duration of two years, and interest rates increase (fall) by 1%, the portfolio would decline (increase) in value by approximately 2%. However, duration may not accurately reflect the true interest rate sensitivity of instruments held by the Fund and, therefore the Fund’s exposure to changes in interest rates.
The Fund may invest, without limitation, in securities of any quality and maturity, including high-yield securities (also known as “junk bonds”), and securities that are not rated by any rating agencies. Under normal market conditions, the Fund will not invest more than 30% of its total assets in high-yield securities. These high-yield securities will be rated BB+ or lower by S&P Global Ratings or will be of equivalent quality rating from another Nationally Recognized Statistical Ratings Organization (“NRSRO”). If a security is unrated, the Adviser may determine whether it is of comparable quality and therefore eligible for the Fund’s investment.
In pursuing its investment objective or for hedging purposes, the Fund may utilize borrowing and various types of derivative instruments, including swaps, futures contracts, and options, although not all such derivatives will be used at all times. Such derivatives may trade over-the-counter or on an exchange and may principally be used for one or more of the following purposes: speculation, currency hedging, duration management, credit deterioration hedging, hedges against broad market movements, or to pursue the Fund’s investment objective. The Fund may borrow to the maximum extent permitted by applicable law. The Fund may also invest in repurchase agreements and borrow through reverse repurchase agreements.
The Fund’s allocation of its assets into various asset classes within its investment strategy will depend on the views of the Adviser as to the best value relative to what is currently presented in the marketplace.
Investment decisions are made based on fundamental research and analysis to identify issuers with the ability to improve their credit profile over time with attractive valuations, resulting in both income and potential capital appreciation. In selecting investments, including Structured Products, the Adviser may consider maturity, yield and ratings information and opportunities for price appreciation among other criteria. The Adviser also analyzes a variety of factors when selecting investments for the Fund, such as collateral quality, credit support, structure and market conditions. The Adviser attempts to diversify risks that arise from position sizes, geography, ratings, duration, deal structure and collateral values. The Adviser seeks to limit risk of principal by targeting assets that it considers undervalued. As part of its investment process, the Adviser also considers certain environmental, social and governance (“ESG”) and sustainability factors that it believes could have a material impact on certain securities in which the Fund may invest. These determinations may not be conclusive, and securities that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities that may be positively impacted by such factors.
The Fund is an actively managed ETF, which is a fund that trades like other publicly-traded securities. The Fund is not an index fund and does not seek to replicate the performance of a specified index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest up to 20% of its net assets in a variety of asset classes, including: asset-backed securities (“ABS”), including securities or securitizations backed by assets such as credit card receivables, student loans, automobile loans, and residential and commercial real estate, and other debt securitizations (collectively with CDOs and CMOs, “Structured Products”); secured and unsecured consumer loans, commercial loans and pools of such loans (collectively, “Loans”); corporate debt, including bank-issued subordinated debt; municipal securities; U.S. Treasury and U.S. government agency securities; and derivative instruments that invest substantially all of their assets in, are linked to, or otherwise provide investment exposure to, bonds. The Fund may invest in the securities of other investment companies, including closed-end investment companies, exchange-traded funds (“ETFs”) or business development companies (“BDCs”). The other investment companies in which the Fund invests may be part of the same group of investment companies as the Fund. The Fund will concentrate its investments in agency and non-agency RMBS and CMBS and mortgage loans (“Mortgage Related Instruments”), which are credit instruments that are backed by real estate and, consequently, subject to some of the same risks as those associated with the real estate industry. This means that, under normal circumstances, the Fund will invest more than 25% of its assets in Mortgage Related Instruments (measured at the time of purchase). The Fund will not concentrate its investments in any other group of industries. The Fund’s policy to concentrate its investments in Mortgage Related Instruments is fundamental and may not be changed without shareholder approval. The Fund is classified as a non-diversified portfolio under the Investment Company Act of 1940, as amended (the “1940 Act”), meaning it may invest a greater percentage of its assets in a single or limited number of issuers than a diversified fund. The fixed income instruments in which the Fund invests may include those of issuers from the United States and other countries, without limitation. The Fund’s investments in foreign debt securities will typically be denominated in U.S. dollars. The Fund may invest up to 15% of its net assets in investments that are deemed to be illiquid, which may include private placements, certain Rule 144A securities (which are subject to resale restrictions), and securities of issuers that are bankrupt or in default.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31. The table illustrates how the average annual total returns of the Fund compare over time to those of two indexes. The Bloomberg US Aggregate Bond Index serves as the fund’s regulatory index and provides a broad measure of market performance. The Bloomberg US Mortgage-Backed Securities Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index. Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results. Updated performance information is available online at www.angeloakcapital.com or by calling (855) 751-4324 (toll free).
The Fund is the successor to the investment performance of the Predecessor Total Return Fund as a result of the reorganization of the Predecessor Total Return Fund into the Fund on February 16, 2024. Accordingly, the performance information shown below for periods prior to such date is that of the Predecessor Total Return Fund’s Institutional Shares.
On December 31, 2022, changes were made to the Predecessor Total Return Fund’s investment strategies. As a result, the Predecessor Total Return Fund’s performance during periods prior to this date may have differed had the Predecessor Total Return Fund’s current investment policies and strategies been in place at those times or had it been structured as an ETF. The Fund has a higher management fee than the Predecessor Total Return Fund, and consequently, the performance of the Predecessor Total Return Fund would have been lower if the higher fee had been in effect.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance for the calendar years ended December 31.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bloomberg US Mortgage-Backed Securities Index is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 751-4324
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.angeloakcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns(for years ended December 31st)
Annual Return 2022	rr_AnnualReturn2022	(12.62%)
Annual Return 2023	rr_AnnualReturn2023	5.46%
Annual Return 2024	rr_AnnualReturn2024	4.72%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The calendar year-to-date total return as of March 31, 2025 was 2.92%. During the period shown in the chart, the highest quarterly return was 6.25% (for the quarter ended December 31, 2023) and the lowest quarterly return was -4.42% (for the quarter ended June 30, 2022).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.92%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.42%)
Performance Table Heading	rr_PerformanceTableHeading	Angel Oak Mortgage-Backed Securities ETF Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Angel Oak Mortgage-Backed Securities ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	There may be circumstances that could prevent the Fund from achieving its investment objective and you may lose money by investing in the Fund.
Angel Oak Mortgage-Backed Securities ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Angel Oak Mortgage-Backed Securities ETF | Fixed-Income Instruments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Fixed-Income Instruments Risks. The Fund will invest in fixed-income instruments and securities. Such investments may be secured, partially secured or unsecured and may be unrated, and whether or not rated, may have speculative characteristics. The market price of the Fund’s investments will change in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall, and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. In addition, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. A fund with a negative average portfolio duration may decline in value as interest rates decrease. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk (inflation rates are currently elevated relative to normal conditions). The obligor of a fixed-income instrument may not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement.
Angel Oak Mortgage-Backed Securities ETF | General Market Risk Member
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Risk [Text Block]	rr_RiskTextBlock	General Market Risk. The capital markets may experience periods of disruption, instability and volatility. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, tariffs and other trade barriers, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such conditions may materially and adversely affect the markets globally and in the jurisdictions in which the Fund invests, which may have a negative impact on the Fund’s performance. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.
Angel Oak Mortgage-Backed Securities ETF | Credit Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Credit Risk. Credit risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.
Angel Oak Mortgage-Backed Securities ETF | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The Fund is exposed to risks associated with changes in interest rates, including the possibility that, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.
Angel Oak Mortgage-Backed Securities ETF | Prepayment Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Prepayment Risk. When interest rates decline, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.
Angel Oak Mortgage-Backed Securities ETF | Structured Products Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Structured Products Risks. The Fund may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in Structured Products may be characterized by the Fund as illiquid securities. An active dealer market may exist for Structured Products that qualify for Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities. In addition to the typical risks associated with fixed-income securities and asset-backed securities, CLOs and CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the Fund may invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (vi) the Structured Product’s manager may perform poorly. The senior and junior tranches of Structured Products may have floating or variable interest rates and are subject to the risks associated with securities tied to floating or variable interest rates. The Fund may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates.
Angel Oak Mortgage-Backed Securities ETF | Borrowing Risks And Leverage Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Borrowing Risks and Leverage Risks. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any change in the value of securities in the Fund’s portfolio on the Fund’s NAV and, therefore, may increase the volatility of the Fund. Money borrowed will be subject to interest and other costs (including commitment fees and/or the cost of maintaining minimum average balances). Unless the income and capital appreciation, if any, on securities acquired with borrowed funds exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Fund.
Angel Oak Mortgage-Backed Securities ETF | Extension Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Extension Risk. An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Fund will also suffer from the inability to reinvest in higher yielding securities.
Angel Oak Mortgage-Backed Securities ETF | U.S. Government Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risks. U.S. government securities are not guaranteed against price movement and may decrease in value. Some U.S. government securities are supported by the full faith and credit of the U.S. Treasury, while others may be supported only by the discretionary authority of the U.S. government to purchase certain obligations of a federal agency or U.S. government sponsored enterprise (“GSE”) or only by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such agencies and GSEs, no assurance can be given that the U.S. government will always do so. Other obligations are backed solely by the GSE’s own resources. Investments in securities issued by GSEs that are not backed by the U.S. Treasury are subject to higher credit risk than those that are backed by the U.S. Treasury.
Angel Oak Mortgage-Backed Securities ETF | Mortgage-Backed And Asset-Backed Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Asset-Backed Securities Risks. Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. Mortgage-backed and other asset-backed securities are also susceptible to changes in lending standards and lending rates. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities may decline and therefore may not be adequate to cover underlying investors. Some mortgage-backed and asset-backed securities have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, the Fund may be more susceptible to risk factors affecting such types of securities.
Angel Oak Mortgage-Backed Securities ETF | Unrated Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Unrated Securities Risks. The Fund may purchase unrated securities which are not rated by a rating agency if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Adviser’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Angel Oak Mortgage-Backed Securities ETF | Residential Loans And Mortgages Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Residential Loans and Mortgages Risk. In addition to interest rate, default and other risks of fixed income securities, investments in whole loans and debt instruments backed by residential loans or mortgages, (or pools of loans or mortgages) carry additional risks, including the possibility that the quality of the collateral may decline in value and the potential for the liquidity of residential loans and mortgages to vary over time. Because they do not trade in a liquid market, residential loans typically can only be sold to a limited universe of institutional investors and may be difficult for the Fund to value. In addition, in the event that a loan is foreclosed on, the Fund could become the owner (in whole or in part) of any collateral, which may include, among other things, real estate or other real or personal property, and the Fund would bear the costs and liabilities of owning, holding or disposing of such property.
Angel Oak Mortgage-Backed Securities ETF | ETF Risks Member
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Risk [Text Block]	rr_RiskTextBlock	ETF Risks. The Fund is an ETF and may invest in other ETFs, and, as a result of this structure, is exposed directly or indirectly to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
◦Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
◦Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Angel Oak Mortgage-Backed Securities ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV, which may also lead to a widening of bid/ask spreads quoted for Shares, and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Angel Oak Mortgage-Backed Securities ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Angel Oak Mortgage-Backed Securities ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums or discounts greater than those of domestic ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.
Angel Oak Mortgage-Backed Securities ETF | ETF Risks, Trading Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Trading. Although Shares are listed for trading on the Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and may lead to a widening of bid/ask spreads quoted for Shares.
Angel Oak Mortgage-Backed Securities ETF | ETF Risks, Cash Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Angel Oak Mortgage-Backed Securities ETF | Municipal Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk. The yields on municipal bonds are dependent on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issuer. The market value of municipal bonds will vary with changes in interest rate levels and as a result of changing evaluations of the ability of bond issuers to meet interest and principal payments. The amount of public information available about the municipal securities is generally less than that for corporate bonds and certain other securities. The secondary market for municipal securities also tends to be less well-developed or liquid than many other securities markets. In addition, certain state and municipal governments that issue securities may be under significant economic and financial stress and may not be able to satisfy their obligations. In addition, issuers of municipal securities might seek protection under the bankruptcy laws, and holders of municipal bonds could experience delays in collecting principal and interest and may be unable to collect all principal and interest to which they are entitled.
Angel Oak Mortgage-Backed Securities ETF | Foreign Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions or other similar measures. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.
Angel Oak Mortgage-Backed Securities ETF | Bank Subordinated Debt Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Bank Subordinated Debt Risks. Banks may issue subordinated debt securities, which have a lower priority to full payment behind other more senior debt securities. In addition to the risks generally associated with fixed income instruments (e.g., interest rate risk, counterparty risk, credit risk, etc.), bank subordinated debt is also subject to risks inherent to banks. Because banks are highly regulated and operate in a highly competitive environment, it may be difficult for a bank to meet its debt obligations. Banks also may be affected by changes in legislation and regulations applicable to the financial markets. Bank subordinated debt is often issued by smaller community banks that may be overly concentrated in a specific geographic region, lack the capacity to comply with new regulatory requirements or lack adequate capital.Subordinated debt and senior debt of banks and diversified financials companies are subject to the risks generally associated with the financials sector.
Angel Oak Mortgage-Backed Securities ETF | Concentration In Mortgage Loans, RMBS And CMBS Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Concentration in Mortgage Loans, RMBS and CMBS Risk. The Fund’s assets will be concentrated in mortgage loans, RMBS (agency and non-agency) and CMBS, which are credit instruments that are backed by real estate and, consequently, subject to some of the same risks as those associated with the real estate industry. The Fund’s concentration in such instruments potentially exposes the Fund to greater risks than companies that invest in multiple sectors. The risks of concentrating in mortgage loans, RMBS (agency and non-agency) and CMBS include susceptibility to changes in lending standards, interest rates and lending rates, the risks associated with the market’s perception of issuers, the creditworthiness of the parties involved and investing in real estate securities.
Angel Oak Mortgage-Backed Securities ETF | Management Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.
Angel Oak Mortgage-Backed Securities ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.
Angel Oak Mortgage-Backed Securities ETF | Sector Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Angel Oak Mortgage-Backed Securities ETF | Floating Or Variable Rate Securities Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.
Instruments in which the Fund invests may pay interest at floating rates or may be subject to interest caps or floors tied to floating rates. The Fund and issuers of instruments in which the Fund invests may also obtain financing at floating rates. Derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund may invest may also reference floating rates. The Fund also may utilize leverage or borrowings primarily based on floating rates.
Some floating or variable rate obligations or investments of the Fund may have previously referenced the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings has ceased. Public and private sector actors have worked to establish alternative reference rates, like the Secured Overnight Financing Rate (“SOFR”) and a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did
LIBOR which may affect the value, volatility, liquidity or return on certain of the Fund’s floating and variable rate obligations and investments and result in costs incurred in connection with changing reference rates used for positions, closing out positions and entering into new trades.

Angel Oak Mortgage-Backed Securities ETF | Liquidity And Valuation Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risks. It may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to sell securities for what the Adviser believes is the appropriate price of the investment. Valuation of portfolio investments may be difficult, such as during periods of market turmoil or reduced liquidity and for investments that trade infrequently or irregularly. In these and other circumstances, an investment may be valued using fair value methodologies, which are inherently subjective, reflect good faith judgments based on available information and may not accurately estimate the price at which the Fund could sell the investment at that time. Based on its investment strategies, a significant portion of the Fund’s investments can be difficult to value and potentially less liquid and therefore particularly prone to these risks.
Angel Oak Mortgage-Backed Securities ETF | Other Investment Companies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Other Investment Companies Risks. The Fund will incur higher and duplicative expenses when it invests in exchange-traded funds (“ETFs”) and other investment companies, which may include those that are part of the same group of investment companies as the Fund (“affiliated underlying funds”). There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.
The Adviser may be subject to potential conflicts of interest in allocating the Fund’s assets to underlying funds, such as a potential conflict in selecting affiliated underlying funds over unaffiliated underlying funds. In addition, the Fund’s portfolio managers may be subject to potential conflicts of interest in allocating the Fund’s assets among underlying funds, as certain of the Fund’s portfolio managers may also manage an affiliated underlying fund in which the Fund may invest. Both the Adviser and the Fund’s portfolio managers have a fiduciary duty to the Fund to act in the Fund’s best interest when selecting underlying funds. Under the oversight of the Board of Trustees, the Adviser will carefully analyze any such potential conflicts of interest and will take steps to minimize and, where possible, eliminate them.

Angel Oak Mortgage-Backed Securities ETF | Rating Agencies Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Rating Agencies Risks. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely. Such changes may negatively affect the liquidity or market price of the securities in which the Fund invests. The ratings of Structured Products may not adequately reflect the credit risk of those assets due to their structure.
Angel Oak Mortgage-Backed Securities ETF | Reverse Repurchase Agreement Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Reverse Repurchase Agreement Risks. A reverse repurchase agreement is the sale by the Fund of a debt obligation to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that debt obligation from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.
Angel Oak Mortgage-Backed Securities ETF | Large Shareholder Transactions Risk Member
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Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Transactions Risk. Shares of the Fund are offered to certain other investment companies, large retirement plans and other large investors. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a market maker, or another entity may invest in the Fund and hold its investment for a limited period of time. As a result, the Fund is subject to the risk that those shareholders may purchase or redeem a large amount of shares of the Fund. To satisfy such large shareholder redemptions, the Fund may have to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. In addition, large purchases of Fund shares could adversely affect the Fund’s performance to the extent that the Fund does not immediately invest cash it receives and therefore holds more cash than it ordinarily would. Large shareholder activity could also generate increased transaction costs and cause adverse tax consequences. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material effect on the market price of the Shares.
Angel Oak Mortgage-Backed Securities ETF | Illiquid Investments Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Illiquid Investments Risks. The Fund may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.
Angel Oak Mortgage-Backed Securities ETF | Regulatory And Legal Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Regulatory and Legal Risks. U.S. and non-U.S. government agencies and other regulators regularly adopt new regulations and legislatures enact new statutes that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation that applies to the Fund. These statutes and regulations may impact the investment strategies, performance, costs and operations of the Fund or the taxation of its shareholders.
Angel Oak Mortgage-Backed Securities ETF | High-Yield Securities Risks Member
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Risk [Text Block]	rr_RiskTextBlock	High-Yield Securities Risks. High-yield securities (also known as junk bonds) carry a greater degree of risk and are more volatile than investment grade securities and are considered speculative. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. This means that they may have more difficulty making scheduled payments of principal and interest. Changes in the value of high-yield securities are influenced more by changes in the financial and business position of the issuing company than by changes in interest rates when compared to investment grade securities. The Fund’s investments in high-yield securities expose it to a substantial degree of credit risk.
Angel Oak Mortgage-Backed Securities ETF | Derivatives Risks Member
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Risk [Text Block]	rr_RiskTextBlock	Derivatives Risks. The Fund’s derivatives and other similar instruments (collectively referred to in this section as “derivatives” or “derivative instruments”) have risks, including the imperfect correlation between the value of such instruments and the underlying assets, rate or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. The use of derivatives is also subject to operational risk which refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human error, as well as legal risk which refers to the risk of loss resulting from insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract. Derivatives are also subject to market risk which refers to the risk that markets could experience a change in volatility that adversely impacts fund returns and the fund’s obligations and exposures. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.
The derivative instruments and techniques that the Fund may principally use include:
◦Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
◦Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
◦Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak Mortgage-Backed Securities ETF | Derivatives Risks, Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Futures. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
Angel Oak Mortgage-Backed Securities ETF | Derivatives Risks, Options Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Options. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium paid by the Fund. If the Fund sells an option, it sells to another person the right to buy from or sell to the Fund a specific amount of the underlying instrument or futures contract on the underlying instrument at an agreed-upon price typically in exchange for a premium received by the Fund. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.
Angel Oak Mortgage-Backed Securities ETF | Derivatives Risks, Swaps Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Swaps. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Swap agreements are particularly subject to counterparty credit, liquidity, valuation, correlation, leverage, operational and legal risk. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The use of credit default swaps can result in losses if the Fund’s assumptions regarding the creditworthiness of the underlying obligation prove to be incorrect.
Angel Oak Mortgage-Backed Securities ETF | RIC-Related Risks Of Investments Generating Non-Cash Taxable Income Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments, particularly, debt obligations, such as zero coupon bonds, that will be treated as having “market discount” and/or original issue discount (“OID”) for U.S. federal income tax purposes and certain CLOs that may be considered passive foreign investment companies or controlled foreign corporations, will require the Fund to recognize taxable income in excess of the cash generated on those investments in that tax year, which could cause the Fund to have difficulty satisfying the annual distribution requirements applicable to regulated investment companies (“RICs”) and avoiding Fund-level U.S. federal income and/or excise taxes.

Angel Oak Mortgage-Backed Securities ETF | Risks Relating To Fund’s RIC Status Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to a RIC and its shareholders under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions.
Angel Oak Mortgage-Backed Securities ETF | Uncertain Tax Treatment Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Uncertain Tax Treatment. Below investment grade instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease accruing interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable, which may make it difficult for the Fund to satisfy the annual distribution requirements applicable to RICs.
Angel Oak Mortgage-Backed Securities ETF | Repurchase Agreement Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Repurchase Agreement Risks. Repurchase agreements typically involve the acquisition by the Fund of fixed-income securities from a selling financial institution such as a bank or broker-dealer. The Fund may incur a loss if the other party to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security.
Angel Oak Mortgage-Backed Securities ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Bloomberg US Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, and taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg US Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, and taxes)
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MBS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.79%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[11]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	222
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	950
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	222
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	409
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 950
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.91%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2021
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[12]
1 Year	rr_AverageAnnualReturnYear01	2.67%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.35%)	[12]
Angel Oak Mortgage-Backed Securities ETF | Angel Oak Mortgage-Backed Securities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[12]
1 Year	rr_AverageAnnualReturnYear01	2.77%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)	[12]

[1]	Angel Oak Capital Advisors, LLC (the “Adviser”) is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.79% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2026. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Angel Oak Capital Advisors, LLC (the “Adviser”) is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[5]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.34% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2026. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense. Fee Waiver/Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement have been restated to reflect the current expense limitation arrangement.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[7]	“Other Expenses” consists of 0.01% of acquired fund fees and expenses (“AFFE”). AFFE is borne by the Fund separately from the management fees paid to the Adviser.
[8]	Angel Oak Capital Advisors, LLC (the “Adviser”) is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (“AFFE”) (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

[10]	Angel Oak Capital Advisors, LLC (the “Adviser”) is responsible for substantially all the expenses of the Fund (including expenses of the Trust relating to the Fund), except for the advisory fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[11]	The Adviser has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser which are waived), brokers’ commissions and any other transaction related expenses and fees arising out of transactions effected on behalf of the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.49% of the Fund’s average daily net assets (the “Expense Limit”) through May 31, 2026. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only, and after-tax returns for other classes will vary.